Segmented information	12 Months Ended
Mar. 31, 2012
Segmented information [Abstract]
Segmented information

23. Segmented information

a) General overview

The Company operates in the following reportable business segments, which follow the organization, management and reporting structure within the Company:

•	Heavy Construction and Mining:

The Heavy Construction and Mining segment provides mining and site preparation services, including overburden removal and reclamation services, project management, underground utility construction, equipment rental to a variety of customers, environmental services including construction and modification of tailing ponds and reclamation of completed mine sites to environmental standards throughout Canada.

•	Piling:

The Piling segment provides deep foundation construction and design build services to a variety of industrial and commercial customers throughout Western Canada and Ontario. It also designs and manufactures screw piles and pipeline anchoring systems and provides tank maintenance services to the petro-chemical industry across Canada and the United States and sells pipeline anchoring systems globally.

•	Pipeline:

The Pipeline segment provides both small and large diameter pipeline construction and installation services as well as equipment rental to energy and industrial clients throughout Western Canada.

The accounting policies of the reportable operating segments are the same as those described in the significant accounting policies in note 2. Certain business units of the Company have been aggregated into the Heavy Construction and Mining segment as they have similar economic characteristics based on the nature of the services provided, the customer base and the resources used to provide these services.

b) Results by business segment

For the year ended March 31, 2012	Heavy Construction and Mining	Piling	Pipeline	Total
Revenue from external customers	$670,720	$185,321	$150,504	$1,006,545
Depreciation of property, plant and equipment	35,804	3,912	1,045	40,761
Segment profits (loss)	86,567	46,012	(11,322)	121,257
Segment assets	426,625	142,131	70,602	639,358
Capital expenditures	42,001	12,570	4,110	58,681

For the year ended March 31, 2011	Heavy Construction and Mining	Piling	Pipeline	Total
Revenue from external customers	$667,037	$105,559	$85,452	$858,048
Depreciation of property, plant and equipment	28,832	3,636	550	33,018
Segment profits (loss)	50,703	18,455	(3,034)	66,124
Segment assets	423,947	116,623	37,053	577,623
Capital expenditures	29,577	2,560	1,124	33,261

For the year ended March 31, 2010	Heavy Construction and Mining	Piling	Pipeline	Total
Revenue from external customers	$665,514	$68,531	$24,920	$758,965
Depreciation of property, plant and equipment	34,419	2,842	153	37,414
Segment profits (loss)	111,016	11,288	(3,851)	118,453
Segment assets	435,098	92,980	14,765	542,843
Capital expenditures	40,431	1,081	948	42,460

c) Reconciliations

i) Income (loss) before income taxes

Year ended March 31,	2012	2011	2010
Total profit for reportable segments	$121,257	$66,124	$118,453
Less: Unallocated equipment costs (recoveries) (i)	60,356	7,988	(20,832)
Gross profit	$60,901	$58,136	$139,285
Less: unallocated corporate items:
General and administrative expenses	54,400	59,828	62,516
Loss on disposal of property, plant and equipment	1,741	1,948	1,233
(Gain) loss on disposal of assets held for sale	(466)	825	373
Amortization of intangible assets	5,702	3,540	1,719
Equity in (earnings) loss of unconsolidated joint venture	(86)	2,720	(44)
Interest expense, net	30,325	29,991	26,080
Foreign exchange loss (gain)	52	(1,659)	(48,901)
Realized and unrealized (gain) loss on derivative financial instruments	(2,382)	(2,305)	54,411
Loss on debt extinguishment	–	4,346	–
(Loss) income before income taxes	$(28,385)	$(41,098)	$41,898
(i)	Unallocated equipment costs represent actual equipment costs, including non-cash items such as depreciation, which have not been allocated to reportable segments. Unallocated equipment recoveries arise when actual equipment costs charged to the reportable segment exceed actual equipment costs incurred.

ii) Total assets

	March 31, 2012	March 31, 2011
Corporate assets:
Cash and cash equivalents	$1,400	$722
Property, plant and equipment	23,017	24,831
Deferred tax assets	60,442	51,649
Other	25,776	28,132
Total corporate assets	$110,635	$105,334
Total assets for reportable segments	639,358	577,623
Total assets	$749,993	$682,957

The Company’s goodwill of $32,901 is assigned to the Piling segment. All of the Company’s assets are located in Canada and the United States.

iii) Depreciation of property, plant and equipment

Year ended March 31,	2012	2011	2010
Total depreciation for reportable segments	$40,761	$33,018	$37,414
Depreciation for corporate assets	8,139	6,422	5,222
Total depreciation	$48,900	$39,440	$42,636

iv) Capital expenditures for long-lived assets

Year ended March 31,	2012	2011	2010
Total capital expenditures for reportable segments	$58,681	$33,261	$42,460
Capital expenditures for corporate assets	6,615	7,904	12,790
Total capital expenditures for long-lived assets	$65,296	$41,165	$55,250

d) Customers

The following customers accounted for 10% or more of total revenues:

Year ended March 31,	2012	2011	2010
Customer A	21%	29%	51%
Customer B	16%	8%	5%
Customer C	11%	10%	9%
Customer D	10%	24%	19%

The revenue by major customer was earned mainly by the Heavy Construction and Mining segment.

e) Geographic information

i) The geographic revenue distribution for the Company is as follows:

Year ended March 31,	2012	2011	2010
Canada	$996,916	$855,963	$758,965
International	6,935	1,046	–
United States	2,694	1,039	–
	$1,006,545	$858,048	$758,965

ii) The geographic distribution of long-lived assets is as follows:

	March 31, 2012	March 31, 2011
Canada	$367,240	$381,577
United States	179	96
	$367,419	$381,673